Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Driehaus Mutual Funds
Entity Central Index Key	0001016073
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000190999 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	DNSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Institutional Class (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)	$80	0.70%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 27.67% for the year ended December 31, 2024. The Fund outperformed its performance benchmark, the Russell 2000® Growth Index (the “Benchmark”), which returned 15.15% during the same period.
The U.S. equity market ended the year experiencing broad dispersion of leadership in the fourth quarter. Growth outperformed value; and large caps and micro caps both outperformed small caps. Outperformance for the Fund compared to its Benchmark was driven by stock selection in the industrials, health care and information technology sectors. The Fund did not underperform the Benchmark in any sectors for the year.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Super Micro Computer, Inc., which engages in the distribution and manufacture of server solutions and computer products. The company was a top contributor as the company realized strong growth from shipping Nvidia Hopper GPU based AI servers; and
FTAI Aviation Ltd., which manufactures, sells, and leases aerospace products. Supply chain issues, problems at Boeing, and recent issues with new GTX engines have caused the aircraft market to tighten through a combination of delays in deliveries of newbuild aircraft and current planes having to be pulled from active fleet to perform engine maintenance. The lease market and thus the company has benefited.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Applied Optoelectronics, Inc., which engages in the design and manufacture of optical communications products. The company reported first quarter sales 5% lower and guided June 2024 quarter’s sales 25% lower versus expectations as revenues from its leading customer, Microsoft, slipped to future periods; and
Enovix Corporation engages in the design and development of silicon-anode lithium-ion batteries. Enovix announced joint development agreements with several potential customers and entered customer qualification testing in 2024 due to high demand for the battery’s superior performance characteristics. However, there were slight delays in factory acceptance testing and site acceptance testing for the custom manufacturing equipment required for production. There is a high level of skepticism surrounding the company’s ability to manufacture and scale battery production, which has kept Enovix’s stock from appreciating despite great development progress overall.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $500,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)	27.67%	14.96%	15.64%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

Performance Inception Date	Aug. 21, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 1,002,464,284
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 4,860,243
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,002,464,284
Total number of portfolio holdings	116
Total advisory fees paid	$4,860,243
Portfolio turnover rate as of the end of the reporting period	112%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Crinetics Pharmaceuticals, Inc.	2.4%
Astera Labs, Inc.	2.4%
CyberArk Software Ltd.	2.1%
FTAI Aviation Ltd.	2.0%
Modine Manufacturing Co.	1.8%
Glaukos Corp.	1.8%
Sprouts Farmers Market, Inc.	1.8%
Natera, Inc.	1.7%
Freshpet, Inc.	1.7%
Semtech Corp.	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Crinetics Pharmaceuticals, Inc.	2.4%
Astera Labs, Inc.	2.4%
CyberArk Software Ltd.	2.1%
FTAI Aviation Ltd.	2.0%
Modine Manufacturing Co.	1.8%
Glaukos Corp.	1.8%
Sprouts Farmers Market, Inc.	1.8%
Natera, Inc.	1.7%
Freshpet, Inc.	1.7%
Semtech Corp.	1.6%

Material Fund Change [Text Block]
Material Fund Changes
On September 17, 2024, the Board of Trustees of the Driehaus Mutual Funds approved the closure of the Fund to certain investors. This change, referred to as a "soft-close," was effective immediately after 4:00 pm Eastern Time on December 02, 2024.
This is a summary of certain changes to the Fund since January 01, 2024. For more complete information, you may review the Fund's prospectus and any applicable supplements, available at www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 01, 2024. For more complete information, you may review the Fund's prospectus and any applicable supplements, available at www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Updated Prospectus Phone Number	1-800-560-6111
Updated Prospectus Web Address	www.driehaus.com/fund-resources
C000190998 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	DVSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Investor Class (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Investor Class/DVSMX)	$102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 27.44% for the year ended December 31, 2024. The Fund outperformed its performance benchmark, the Russell 2000® Growth Index (the “Benchmark”), which returned 15.15% during the same period.
The U.S. equity market ended the year experiencing broad dispersion of leadership in the fourth quarter. Growth outperformed value; and large caps and micro caps both outperformed small caps. Outperformance for the Fund compared to its Benchmark was driven by stock selection in the industrials, health care and information technology sectors. The Fund did not underperform the Benchmark in any sectors for the year.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Super Micro Computer, Inc., which engages in the distribution and manufacture of server solutions and computer products. The company was a top contributor as the company realized strong growth from shipping Nvidia Hopper GPU based AI servers; and
FTAI Aviation Ltd., which manufactures, sells, and leases aerospace products. Supply chain issues, problems at Boeing, and recent issues with new GTX engines have caused the aircraft market to tighten through a combination of delays in deliveries of newbuild aircraft and current planes having to be pulled from active fleet to perform engine maintenance. The lease market and thus the company has benefited.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Applied Optoelectronics, Inc., which engages in the design and manufacture of optical communications products. The company reported first quarter sales 5% lower and guided June 2024 quarter’s sales 25% lower versus expectations as revenues from its leading customer, Microsoft, slipped to future periods; and
Enovix Corporation engages in the design and development of silicon-anode lithium-ion batteries. Enovix announced joint development agreements with several potential customers and entered customer qualification testing in 2024 due to high demand for the battery’s superior performance characteristics. However, there were slight delays in factory acceptance testing and site acceptance testing for the custom manufacturing equipment required for production. There is a high level of skepticism surrounding the company’s ability to manufacture and scale battery production, which has kept Enovix’s stock from appreciating despite great development progress overall.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Small Cap Growth Fund (Investor Class/DVSMX)	27.44%	14.65%	15.42%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

Performance Inception Date	Aug. 21, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 1,002,464,284
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 4,860,243
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,002,464,284
Total number of portfolio holdings	116
Total advisory fees paid	$4,860,243
Portfolio turnover rate as of the end of the reporting period	112%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Crinetics Pharmaceuticals, Inc.	2.4%
Astera Labs, Inc.	2.4%
CyberArk Software Ltd.	2.1%
FTAI Aviation Ltd.	2.0%
Modine Manufacturing Co.	1.8%
Glaukos Corp.	1.8%
Sprouts Farmers Market, Inc.	1.8%
Natera, Inc.	1.7%
Freshpet, Inc.	1.7%
Semtech Corp.	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Crinetics Pharmaceuticals, Inc.	2.4%
Astera Labs, Inc.	2.4%
CyberArk Software Ltd.	2.1%
FTAI Aviation Ltd.	2.0%
Modine Manufacturing Co.	1.8%
Glaukos Corp.	1.8%
Sprouts Farmers Market, Inc.	1.8%
Natera, Inc.	1.7%
Freshpet, Inc.	1.7%
Semtech Corp.	1.6%

Material Fund Change [Text Block]
Material Fund Changes
On September 17, 2024, the Board of Trustees of the Driehaus Mutual Funds approved the closure of the Fund to certain investors. This change, referred to as a "soft-close", was effective immediately after 4:00 pm Eastern Time on December 02, 2024.
This is a summary of certain changes to the Fund since January 01, 2024. For more complete information, you may review the Fund's prospectus and any applicable supplements, available at www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 01, 2024. For more complete information, you may review the Fund's prospectus and any applicable supplements, available at www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Updated Prospectus Phone Number	1-800-560-6111
Updated Prospectus Web Address	www.driehaus.com/fund-resources
C000101771 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Small CapGrowth Fund
Class Name	Driehaus Emerging Markets Small CapGrowth Fund
Trading Symbol	DRESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Emerging Markets Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)	$133	1.24%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 14.94% for the year ended December 31, 2024. The Fund outperformed its performance benchmark, the MSCI Emerging Markets Small Cap Index (the "Benchmark"), which returned 4.79% during the same period. It also outperformed the MSCI Emerging Markets Small Cap Growth Index, which returned 4.41%.
The 2024 year ended with emerging market equities declining in the fourth quarter as Chinese equities drifted lower and Indian equities pulled back in tandem with slowing earnings. Performance for the Fund was driven by stock selection and sector allocation. Industrials and Information Technology drove performance for the Fund both on an absolute and relative basis at the sector level. The Fund underperformed in the Real Estate sector.
From a country perspective, India and South Korea were notable contributors to the Fund’s performance, outperforming the Benchmark both on an absolute and relative basis. Brazil was the largest detractor for the Fund both on an absolute and relative basis.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
HD Hyundai Electric is a leading electric equipment manufacturer based in Korea. The company is among the market leaders in high-voltage transformers and switchgear. Pricing power has been strong, leading to better-than-expected profit margins. Demand has been driven by energy transition, AI and data centers, and grid infrastructure upgrades. At the same time, supply bottlenecks and labor shortages have limited the industry’s ability to bring on new supply; and
FPT is the leading IT services provider in Vietnam with rapidly growth driven by its growing tech capabilities and cost advantage, along with a captive education business designed to grow the company’s talent pool. The stock gained 75% in USD terms in 2024, on the back of a partnership with Nvidia and investments in AI factories in Japan and Vietnam, along with early indications of a recovery in IT services demand in the company’s major end markets.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Equatorial is an integrated utility company based in Brazil. The company operates in energy distribution, transmission, renewable generation, sanitation, and energy trading. Despite strong operational performance, the stock detracted from relative performance due to a deterioration in the macroeconomic backdrop in Brazil, as concerns over a rising fiscal deficit led to a sharp currency depreciation and increase in interest rates, weighing in particular on rate sensitive stocks such as Equatorial; and
Paladin Energy Ltd is a uranium producer on the cusp of a major inflection point in the company’s history as it advances the Langer Heinrich mine in Namibia into production. At the same time global demand for uranium is increasing alongside an embrace of nuclear power in the U.S., China, and other countries. The company detracted from relative performance, as operational challenges and reduced visibility over water availability led to a reduction in production guidance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)	14.94%	9.11%	5.41%
MSCI Emerging Markets Index - Net	7.50%	1.70%	3.64%
MSCI Emerging Markets Small Cap Index - Net	4.41%	8.44%	4.85%
MSCI Emerging Markets Small Cap Growth Index - Net	4.79%	8.56%	5.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 124,883,131
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,195,906
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$124,883,131
Total number of portfolio holdings	80
Total advisory fees paid (after reimbursements)	$1,195,906
Portfolio turnover rate as of the end of the reporting period	95%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.37%	6.2%
FPT Corp.	4.2%
HD Hyundai Electric Co. Ltd.	4.0%
Vista Energy SAB de CV - ADR	2.7%
GDS Holdings Ltd. - ADR	2.3%
Kfin Technologies Ltd.	2.2%
Kaynes Technology India Ltd.	1.6%
King Slide Works Co. Ltd.	1.6%
Henan Pinggao Electric Co. Ltd. - A	1.6%
Aditya Birla Real Estate Ltd.	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.37%	6.2%
FPT Corp.	4.2%
HD Hyundai Electric Co. Ltd.	4.0%
Vista Energy SAB de CV - ADR	2.7%
GDS Holdings Ltd. - ADR	2.3%
Kfin Technologies Ltd.	2.2%
Kaynes Technology India Ltd.	1.6%
King Slide Works Co. Ltd.	1.6%
Henan Pinggao Electric Co. Ltd. - A	1.6%
Aditya Birla Real Estate Ltd.	1.6%

C000176647 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Global Fund
Class Name	Driehaus Global Fund
Trading Symbol	DMAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Global Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Global Fund (DMAGX)	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 26.48% for the year ended December 31, 2024. The Fund outperformed its performance benchmark, the MSCI AC World Index (the “Benchmark”), which returned 17.49% during the same period.
Outperformance for the Fund during 2024 was driven primarily by security selection. On a relative basis, information technology and industrials were the best performing sectors versus their benchmark, while energy and financials underperformed the benchmark. From a country perspective, the United States and Sweden were the best performing countries versus the benchmark, while Japan and Canada underperformed the benchmark.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
NVIDIA Corp., an American multinational technology company that engages in the design and manufacture of computer graphics processors, chipsets, and related multimedia software. The stock saw strong growth for its products as customers accelerated the pace of investment into AI compute systems; and
Rolls-Royce Holdings plc is a market leader in wide body aerospace engines. Engine manufacturers sell the engine for free, and get paid on aftermarket, which means they only make money if planes are in the air. This has worked very well over the years, helped by the fact that Boeing and Airbus have struggled to deliver new planes to their customers. This has put further pressure on the aftermarket (where Rolls Royce benefits), which has driven pricing up materially ahead of expectations. Better pricing and a leaner cost structure or consensus operating profit estimates have increased 150% since January of 2023.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Grifols S.A., a Spanish multinational pharmaceutical and chemical manufacturer, which engages in the production of plasma derivatives. The stock fell sharply when the market became concerned with the company’s leverage and certain accounting treatments deemed to be potentially aggressive; and
MongoDB ("MDB") engages in the development and provision of a general-purpose database platform. MDB was a top detractor after lowering revenue guidance 2% in May due to tough macro conditions followed by core Atlas revenue tracking below expectations later in the year which brought into question the company’s competitive moat.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since inception on April 10, 2017 compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Driehaus Global Fund (DMAGX)	26.48%	9.67%	9.58%
MSCI ACWI Index - Net	17.49%	10.06%	10.44%

Performance Inception Date	Apr. 10, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 60,375,502
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 297,442
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,375,502
Total number of portfolio holdings	90
Total advisory fees paid (after reimbursements)	$297,442
Portfolio turnover rate as of the end of the reporting period	109%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	5.0%
Apple, Inc.	4.6%
Meta Platforms, Inc. - A	3.0%
Amazon.com, Inc.	2.9%
Microsoft Corp.	2.9%
KKR & Co., Inc.	2.3%
Tencent Holdings Ltd.	2.2%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.37%	2.1%
Broadcom, Inc.	2.1%
First Citizens BancShares, Inc. - A	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	5.0%
Apple, Inc.	4.6%
Meta Platforms, Inc. - A	3.0%
Amazon.com, Inc.	2.9%
Microsoft Corp.	2.9%
KKR & Co., Inc.	2.3%
Tencent Holdings Ltd.	2.2%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.37%	2.1%
Broadcom, Inc.	2.1%
First Citizens BancShares, Inc. - A	1.9%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 30, 2024, Dan Burr was removed as a portfolio manager of the Fund.
Effective August 5, 2024, the Driehaus Global Fund modified its principal investment strategy to acknowledge its growth-style of investment and modified its principal risk disclosure to acknowledge growth stock risk.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus and any available supplements, available at www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Material Fund Change Strategies [Text Block]
Effective August 5, 2024, the Driehaus Global Fund modified its principal investment strategy to acknowledge its growth-style of investment and modified its principal risk disclosure to acknowledge growth stock risk.

Material Fund Change Risks Change [Text Block]
Effective August 5, 2024, the Driehaus Global Fund modified its principal investment strategy to acknowledge its growth-style of investment and modified its principal risk disclosure to acknowledge growth stock risk.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus and any available supplements, available at www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Updated Prospectus Phone Number	1-800-560-6111
Updated Prospectus Web Address	www.driehaus.com/fund-resources
C000190956 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Growth Fund
Class Name	Institutional Class
Trading Symbol	DIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Institutional Class (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.72% for the year ended December 31, 2024. The Fund outperformed its performance benchmark, the MSCI Emerging Markets Index (“Benchmark”), which returned 7.50% during the same period. It underperformed the MSCI Emerging Markets Growth Index, which returned 10.30%.
During 2024, the Fund’s outperformance was driven by strong sector allocation. The materials sector was the best performing sector on a relative basis; despite the Fund producing a slightly negative return in the sector, it significantly outperformed its Benchmark. The financial sector contributed positively to performance, but was the worst performing sector for the Fund on a relative basis.
From a country perspective, Taiwan was the biggest positive driver of returns despite the Fund being underweight its Benchmark in an outperforming market. Brazil was the biggest detractor of absolute performance during the year, as the Fund was overweight the country and it underperformed.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Taiwan Semiconductors Manufacturing Co. Ltd. Sponsored ADR, a Taiwanese multinational semiconductor contract manufacturing and design company. The company remained well placed in advanced semiconductor manufacturing, with rivals having issues with more advanced process nodes; and
Tencent Holdings Ltd. is an internet and social service platform that offers social networking, music, gaming, and e-commerce related services. The company had strong share price performance during the third quarter due to the broad China market recovery on the announcement of stimulus and supportive policy. The company’s execution has been on track with both advertising and game trends outperforming expectations.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Samsung Electronics Co., Ltd engages in the manufacturing and selling of electronics and computer peripherals. The conventional memory market went through a downturn due to weak consumer electronic demand and rising supply from Chinese players at the low-end; and
PDD Holdings Inc. Sponsored ADR is a multinational commerce group that owns and operates a portfolio of businesses. The company’s third quarter results were a meaningful miss against expectations and the company announced it would increase investments into developing its ecosystem and supporting merchants, raising concerns over future profitability.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $500,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)	7.72%	3.17%	5.23%
MSCI Emerging Markets Index - Net	7.50%	1.70%	3.64%
MSCI Emerging Markets Growth Index - Net	10.30%	1.32%	4.34%

Performance Inception Date	Jul. 17, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 3,145,109,247
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 25,832,299
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,145,109,247
Total number of portfolio holdings	116
Total advisory fees paid	$25,832,299
Portfolio turnover rate as of the end of the reporting period	118%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	8.7%
Tencent Holdings Ltd.	8.2%
ICICI Bank Ltd. - SP ADR	2.8%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.37%	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Samsung Electronics Co. Ltd.	1.9%
Industrial & Commercial Bank of China Ltd. - H	1.7%
Delta Electronics, Inc.	1.5%
China Merchants Bank Co. Ltd. - H	1.4%
Meituan - B	1.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	8.7%
Tencent Holdings Ltd.	8.2%
ICICI Bank Ltd. - SP ADR	2.8%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.37%	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Samsung Electronics Co. Ltd.	1.9%
Industrial & Commercial Bank of China Ltd. - H	1.7%
Delta Electronics, Inc.	1.5%
China Merchants Bank Co. Ltd. - H	1.4%
Meituan - B	1.4%

C000005025 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Growth Fund
Class Name	Investor Class
Trading Symbol	DREGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Investor Class (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)	$126	1.21%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.47% for the year ended December 31, 2024. The Fund underperformed its performance benchmark, the MSCI Emerging Markets Index (“Benchmark”), which returned 7.50% during the same period. It also underperformed the MSCI Emerging Markets Growth Index, which returned 10.30%.
During 2024, the Fund’s performance was driven by strong sector allocation. The materials sector was the best performing sector on a relative basis; despite the Fund producing a slightly negative return in the sector, it significantly outperformed its Benchmark. The financial sector contributed positively to performance but was the worst performing sector for the Fund on a relative basis.
From a country perspective, Taiwan was the biggest positive driver of returns despite the Fund being underweight its Benchmark in an outperforming market. Brazil was the biggest detractor of absolute performance during the year, as the Fund was overweight the country and it underperformed.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Taiwan Semiconductors Manufacturing Co. Ltd. Sponsored ADR, a Taiwanese multinational semiconductor contract manufacturing and design company. The company remained well placed in advanced semiconductor manufacturing, with rivals having issues with more advanced process nodes; and
Tencent Holdings Ltd. is an internet and social service platform that offers social networking, music, gaming, and e-commerce related services. The company had strong share price performance during the third quarter due to the broad China market recovery on the announcement of stimulus and supportive policy. The company’s execution has been on track with both advertising and game trends outperforming expectations.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Samsung Electronics Co., Ltd engages in the manufacturing and selling of electronics and computer peripherals. The conventional memory market went through a downturn due to weak consumer electronic demand and rising supply from Chinese players at the low-end; and
PDD Holdings Inc. Sponsored ADR is a multinational commerce group that owns and operates a portfolio of businesses. The company’s third quarter results were a meaningful miss against expectations and the company announced it would increase investments into developing its ecosystem and supporting merchants, raising concerns over future profitability.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)	7.47%	2.94%	5.06%
MSCI Emerging Markets Index - Net	7.50%	1.70%	3.64%
MSCI Emerging Markets Growth Index - Net	10.30%	1.32%	4.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 3,145,109,247
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 25,832,299
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,145,109,247
Total number of portfolio holdings	116
Total advisory fees paid	$25,832,299
Portfolio turnover rate as of the end of the reporting period	118%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	8.7%
Tencent Holdings Ltd.	8.2%
ICICI Bank Ltd. - SP ADR	2.8%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.37%	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Samsung Electronics Co. Ltd.	1.9%
Industrial & Commercial Bank of China Ltd. - H	1.7%
Delta Electronics, Inc.	1.5%
China Merchants Bank Co. Ltd. - H	1.4%
Meituan - B	1.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	8.7%
Tencent Holdings Ltd.	8.2%
ICICI Bank Ltd. - SP ADR	2.8%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.37%	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Samsung Electronics Co. Ltd.	1.9%
Industrial & Commercial Bank of China Ltd. - H	1.7%
Delta Electronics, Inc.	1.5%
China Merchants Bank Co. Ltd. - H	1.4%
Meituan - B	1.4%

C000124893 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Event Driven Fund
Class Name	Driehaus Event Driven Fund
Trading Symbol	DEVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Event Driven Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Event Driven Fund (DEVDX)	$141	1.39%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.07% for the year ended December 31, 2024. The Fund underperformed its performance benchmark, the S&P 500® Index, which returned 25.02% during the same period. It also underperformed the Morningstar Event Driven Category, which returned 3.86%.
TOP PERFORMANCE CONTRIBUTORS
Performance for the Fund was driven by two investment strategies; event driven credit and risk arbitrage. Two other investment strategies, the event driven equity and portfolio hedges, detracted from performance for the year.
The Fund’s largest gain stemmed from a private investment in a public equity (“PIPE”) within the industrials sector which was attractively priced at issuance and presents multiple compelling opportunities for value unlocking through strategic acquisitions. The second largest contributor was an investment in a life sciences company.
TOP PERFORMANCE DETRACTORS
The Fund’s largest single name detractors were event driven equities including a regional bank, a regional gaming operator, and an equipment rental provider. The Fund has maintained its investments in these positions, all of which we believe have identifiable catalysts to unlock value in 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance as well as a category of mutual funds with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Event Driven Fund (DEVDX)	3.07%	6.35%	5.52%
S&P 500® Index	25.02%	14.53%	13.10%
Morningstar Event Driven Category	3.86%	3.68%	3.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 223,227,985
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,141,066
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$223,227,985
Total number of portfolio holdings	64
Total advisory fees paid	$2,141,066
Portfolio turnover rate as of the end of the reporting period	81%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing percentage of the total exposure of the Fund. Asset Type Allocation
C000050883 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus International Small Cap Growth Fund
Class Name	Driehaus International Small Cap Growth Fund
Trading Symbol	DRIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus International Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Small Cap Growth Fund (DRIOX)	$116	1.14%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.15% for the year ended December 31, 2024. The Fund outperformed its performance benchmark, the MSCI AC World ex USA Small Cap Growth Index (the "Benchmark"), which returned 3.13% during the same period.
2024 ended in a shift in narrative where macro issues seemed to dominate the headlines and market moves substantially more than earlier in the year when company specific fundamentals were the primary driver of returns. From a country perspective, Italy and Brazil were the top performing countries, while France and Canada underperformed the Benchmark on a relative basis. Consumer discretionary and information technology were the top performing sectors relatively versus the benchmark. Health care and materials underperformed the Benchmark on a relative basis in 2024.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Asics is a Japanese based leading global manufacturer of sporting goods, equipment, and athletic footwear. The company continued to increase market share globally and their ongoing shift to more premium products, particularly in footwear, is driving higher overall company margins and improving profitability. The company reported stronger than expected results for the third quarter of 2024 and gave a favorable outlook for positive trends to continue into 2025; and
Leonardo SpA is primarily a defense company with exposure to avionics and helicopters. Despite having strong program exposure, the company struggled with low margins and weak free cashflow generation for years, making it a forgotten stock. In March of 2022 Russia was in the early days of invading Ukraine, which drove a paradigm shift in EU countries' defense budgets. Given this, the “pie” from which the company gets its orders was set to expand significantly. During 2024, the company hosted a capital markets day that focused on accelerated top line and margin improvement, which together drove consensus estimates up 20-30% over the course of the year. On top of this has been a material re-rating, more in line with higher quality defense peers.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Jins is one of the leading glasses manufacturers and retailers in Japan. In early 2024, there was a material inflection in same store sales driven by a mix of higher priced glasses that didn’t look to be factored into consensus estimates. This thesis played out nicely for several months. However, when they reported their fiscal year results, their operating profit guidance was some 20% below consensus estimates, driven by weaker than expected China outlook. Our thesis was not based on a China recovery as it is a marginal part of the group’s footprint. Though our thesis was essentially unchanged, our lack of visibility on the Chinese consumer as well as the market’s fixation on this part of the business, drove us to move on from the stock; and
Eramet SA is a French mining company with exposure to nickel, lithium and most importantly manganese where they and South32, another company, control 30% of the high grade market. We initiated a position after South32’s mine experienced a force majeure when a cyclone damaged the wharf keeping production offline for a year. With 60% of Eramet’s EBITDA tied to manganese and the price rising from $5 to $10 we expected an inflection in free cash flow. Unfortunately, the stock was negatively impacted by a volatile political environment in France and a drop in steel demand and prices particularly in China. Manganese is used as a steel hardener and this weakness in demand offset much of the initial tightness brough on by the supply disruption. This steel weakness was exacerbated by further signs of weak auto demand later in the year and we chose to exit the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus International Small Cap Growth Fund (DRIOX)	3.15%	4.96%	7.50%
MSCI All Country World ex USA Index - Net	5.54%	4.10%	4.80%
MSCI All Country World ex USA Small Cap Growth Index - Net	3.13%	3.71%	5.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 236,164,797
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 2,360,815
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$236,164,797
Total number of portfolio holdings	115
Total advisory fees paid	$2,360,815
Portfolio turnover rate as of the end of the reporting period	87%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.37%	2.2%
Ryohin Keikaku Co. Ltd.	2.0%
Hoshizaki Corp.	1.9%
Asics Corp.	1.9%
Saipem SpA	1.8%
Azbil Corp.	1.7%
Marks & Spencer Group PLC	1.7%
The Indian Hotels Co. Ltd.	1.6%
Flughafen Zurich AG	1.6%
Belimo Holding AG	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.37%	2.2%
Ryohin Keikaku Co. Ltd.	2.0%
Hoshizaki Corp.	1.9%
Asics Corp.	1.9%
Saipem SpA	1.8%
Azbil Corp.	1.7%
Marks & Spencer Group PLC	1.7%
The Indian Hotels Co. Ltd.	1.6%
Flughafen Zurich AG	1.6%
Belimo Holding AG	1.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 30, 2024, Ryan Carpenter was removed as an assistant portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus and any available supplements, available at www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus and any available supplements, available at www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Updated Prospectus Phone Number	1-800-560-6111
Updated Prospectus Web Address	www.driehaus.com/fund-resources
C000132648 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Micro Cap Growth Fund
Class Name	Driehaus Micro Cap Growth Fund
Trading Symbol	DMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Micro Cap Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Micro Cap Growth Fund (DMCRX)	$158	1.37%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 30.58% for the year ended December 31, 2024. The Fund outperformed its performance benchmark, the Russell Microcap® Growth Index (the “Benchmark”), which returned 21.91% during the same time period.
The U.S. equity market ended the year experiencing broad dispersion of leadership in the fourth quarter. Growth outperformed value; and large caps and micro caps both outperformed small caps. Outperformance for the Fund compared to its Benchmark was driven by stock selection in the health care, industrials and consumer discretionary sectors. The Fund underperformed its Benchmark on a relative basis in information technology and consumer staples sectors.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
FTAI Aviation Ltd., which manufactures, sells, and leases aerospace products. Supply chain issues, problems at Boeing, and recent issues with new GTX engines have caused the aircraft market to tighten through a combination of delays in deliveries of newbuild aircraft and current planes having to be pulled from active fleet to perform engine maintenance. The lease market and thus the company has benefited; and
Modine Manufacturing Co. engages in the provision of thermal management products and solutions. The company experienced extraordinary growth in its data center segment, which drove positive earnings revisions. In September, the company hosted an investor day where they introduced fiscal year 2027 financial targets that were above consensus expectations.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Kura Sushi USA, Inc. ("KRUS") is a technology-enabled Japanese restaurant concept with 70 locations across the United States. KRUS was a top detractor after sales trends slowed in the spring due to pressure on restaurant spending in California, a key market for the company. Slower traffic caused the company to reduce revenue guidance which pressured the stock; and
Root, Inc offers auto insurance supported by industry-leading data science and technology capabilities. ROOT was a top detractor as the stock rose in response to an inflection to GAAP earnings per share profitability, helped by rate increases and reduced competition for new policies. The strategy was underweight the stock, causing it to detract from returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Micro Cap Growth Fund (DMCRX)	30.58%	17.50%	16.32%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Microcap® Growth Index	21.91%	5.72%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 298,232,109
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 3,394,412
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$298,232,109
Total number of portfolio holdings	133
Total advisory fees paid	$3,394,412
Portfolio turnover rate as of the end of the reporting period	116%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Crinetics Pharmaceuticals, Inc.	2.7%
Alkami Technology, Inc.	1.8%
Modine Manufacturing Co.	1.7%
Core Scientific, Inc.	1.6%
OneSpaWorld Holdings Ltd.	1.6%
Terawulf, Inc.	1.5%
Rhythm Pharmaceuticals, Inc.	1.5%
Palomar Holdings, Inc.	1.4%
The Vita Coco Co., Inc.	1.4%
QuinStreet, Inc.	1.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Crinetics Pharmaceuticals, Inc.	2.7%
Alkami Technology, Inc.	1.8%
Modine Manufacturing Co.	1.7%
Core Scientific, Inc.	1.6%
OneSpaWorld Holdings Ltd.	1.6%
Terawulf, Inc.	1.5%
Rhythm Pharmaceuticals, Inc.	1.5%
Palomar Holdings, Inc.	1.4%
The Vita Coco Co., Inc.	1.4%
QuinStreet, Inc.	1.4%

C000249377 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus International Developed Equity Fund
Class Name	Driehaus International Developed Equity Fund
Trading Symbol	DIDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus International Developed Equity Fund (“Fund”) for the period of April 30, 2024 (Commencement of Operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Period April 30, 2024 (Commencement of Operations) to December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Developed Equity Fund (DIDEX)	$53[1]	0.80%[2]
[1]	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 53	[1]
Expense Ratio, Percent	0.80%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -0.51% for the eight-month period ended December 31, 2024. The Fund underperformed its performance benchmark, the MSCI World ex USA Growth Index (the "Benchmark"), which returned 0.10% during the same period.
Sectors that contributed to performance were industrials and consumer discretionary, and detractors were the information technology and energy sectors. From a country perspective Germany and United Kingdom were the top performing countries versus the Benchmark and Canda and Japan were the countries where the Fund underperformed the most.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Siemens Energy AG is one of three main players in the gas turbine and high voltage transformer markets. Power demand had been flat over the past decade, which meant no real investment in new capacity was necessary. However, over the past few years, there has been a steep change in power needs (this can mean 2-3%), which has put strain on the existing power generation landscape. As one of only a few players with the ability to ramp capacity, Siemens Energy’s turbine business has seen orders increase 50% in the 2024 fiscal year. Given the tight capacity, price increases are likely driving margins from 6% in 2022 to 15% over the next few years. The grid tech segment is in a similar situation but with transformers. As you plug more things into the grid (renewables etc.), the grid must be much more sophisticated. Both in the U.S. and Europe, the current electricity grid is decades old and is in dire need of investment. In total, Siemens Energy is benefiting from both powering the grid and connecting it; and
Rolls-Royce Holdings plc is a market leader in wide body aerospace engines. Engine manufacturers sell the engine for free, and get paid on aftermarket, which means they only make money if planes are in the air. This has worked very well over the years, helped by the fact that Boeing and Airbus have struggled to deliver new planes to their customers. This has put further pressure on the aftermarket (where Rolls Royce benefits), which has driven pricing up materially ahead of expectations. Better pricing and a leaner cost structure meant consensus operating profit estimates have increased 150% since January of 2023.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
ASML Holding NV is a Dutch manufacturer of EUV (Extreme Ultraviolet) lithography tools used to produce leading edge semiconductors. The stock performed poorly on the third quarter financial report due to weakness in orders and guided 2025 revenues at the low end of $30-40 billion versus expectations at the high end. Primarily this weakness came from a pullback in higher than normal China memory spend and ASML’s exposure to Intel which has been cutting capital expenses; and
Novo Nordisk A/S Class B is one of two main players in the GLP 1 space. There were high hopes that Cagrisema would at least be on par with Eli Lilly’s Zepbound. However, when Phase 3 data was released in December, it failed to show differentiation, putting into question its ability to compete. With an uncertain pipeline, there are risks that more competition will eat away at Novo’s market share in the GLP1 space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since inception on April 30, 2024 compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception
Driehaus International Developed Equity Fund (DIDEX)	-0.51%
MSCI World ex USA Index - Net	1.85%
MSCI World ex USA Growth Index - Net	0.10%

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 1,805,922
Holdings Count | Holding	48
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,805,922
Total number of portfolio holdings	48
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate as of the end of the reporting period (not annualized)	62%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class), 4.29%	6.7%
Siemens Energy AG	4.3%
Deutsche Telekom AG	3.7%
CRH PLC	3.6%
SAP SE	3.6%
Unilever PLC	3.2%
Grab Holdings Ltd. - A	3.0%
Lonza Group AG	3.0%
Mitsubishi Heavy Industries Ltd.	2.9%
Pan Pacific International Holdings Corp.	2.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class), 4.29%	6.7%
Siemens Energy AG	4.3%
Deutsche Telekom AG	3.7%
CRH PLC	3.6%
SAP SE	3.6%
Unilever PLC	3.2%
Grab Holdings Ltd. - A	3.0%
Lonza Group AG	3.0%
Mitsubishi Heavy Industries Ltd.	2.9%
Pan Pacific International Holdings Corp.	2.9%

C000219126 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Small/Mid Cap Growth Fund
Class Name	Driehaus Small/Mid Cap Growth Fund
Trading Symbol	DSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Small/Mid Cap Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small/Mid Cap Growth Fund (DSMDX)	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 26.37% for the year ended December 31, 2024. The Fund outperformed its performance benchmark, the Russell 2500® Growth Index (the “Benchmark”), which returned 13.90% during the same period.
The U.S. equity market ended the year experiencing broad dispersion of leadership in the fourth quarter. Growth outperformed value; and large caps and micro caps both outperformed small caps. Outperformance for the Fund compared to its Benchmark was driven by stock selection in the information technology and industrials sectors. The Fund underperformed on a relative basis in the materials, energy and utilities sectors.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Super Micro Computer, Inc., which engages in the distribution and manufacture of server solutions and computer products. The company was a top contributor as the company realized strong growth from shipping Nvidia Hopper GPU based AI servers. Consensus estimates for 2024 revenues were revised higher from $12 billion at start of the year to $20 billion; and
Axon Enterprise Inc. develops advanced electronic control devices for law enforcement, military, and corrections/consumer markets. In August, the company reported second quarter 2024 revenue and earnings per share that exceeded consensus expectations by 5% and 17%. The company also raised its guidance for 2024 due to the strong second quarter results and potential for new products to expand its total addressable market. As a result, the company's stock performed strongly.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Structure Therapeutics, Inc. is a company that is developing oral medicines for obesity and metabolic disorders. During the fourth quarter the company announced that they were moving forward with a highly-anticipated oral amylin agonist, however days later Novo-Nordisk A/S (NVO) announced data from an amylin program that was perceived by the market as disappointing; and
MongoDB ("MDB") engages in the development and provision of general-purpose database platform. MDB was a top detractor after lowering revenue guidance 2% in May due to tough macro conditions followed by core Atlas revenue tracking below expectations later in the year which brought into question the company’s competitive moat.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since inception on May 01, 2020 compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
Driehaus Small/Mid Cap Growth Fund (DSMDX)	26.37%	17.90%
Russell 3000® Index	23.81%	18.41%
Russell 2500® Growth Index - Net	13.90%	12.14%

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 60,916,490
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 294,521
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,916,490
Total number of portfolio holdings	109
Total advisory fees paid (after reimbursements)	$294,521
Portfolio turnover rate as of the end of the reporting period	129%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
CyberArk Software Ltd.	2.4%
Astera Labs, Inc.	2.4%
Crinetics Pharmaceuticals, Inc.	2.4%
Natera, Inc.	2.2%
Axon Enterprise, Inc.	2.1%
FTAI Aviation Ltd.	1.8%
Curtiss-Wright Corp.	1.7%
Modine Manufacturing Co.	1.7%
Freshpet, Inc.	1.7%
Carvana Co.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
CyberArk Software Ltd.	2.4%
Astera Labs, Inc.	2.4%
Crinetics Pharmaceuticals, Inc.	2.4%
Natera, Inc.	2.2%
Axon Enterprise, Inc.	2.1%
FTAI Aviation Ltd.	1.8%
Curtiss-Wright Corp.	1.7%
Modine Manufacturing Co.	1.7%
Freshpet, Inc.	1.7%
Carvana Co.	1.7%

[1]	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
[2]	Annualized.